Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Taxes
Loss before income taxes during the years ended December 31, 2021 and 2020 were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Domestic	$(94,693)	$(74,882)
Foreign	(475)	(225)
Loss before income taxes	$(95,168)	$(75,107)

Schedule of Provision for Income Taxes
The provision for income taxes was as follows (in thousands):

	Years Ended December 31,
	2021	2020
Current:
Federal	$—	$—
State	146	11
Foreign	11	116
Total current provision for income taxes	157	127
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred provision for income taxes	—	—
Total provision for income taxes	$157	$127

Schedule of Effective Tax Rate
Income tax expense (benefit) differed from the amount computed by applying the federal statutory income tax rate of 21% to pretax loss as a result of the following:

	Years Ended December 31,
	2021	2020
Statutory rate	(21.0)%	(21.0)%
State tax	0.2	(2.5)
Permanent items	0.7	0.4
Transaction costs	(4.8)	—
Stock-based compensation	6.6	4.3
R&D credit	(4.2)	(4.2)
Other	—	0.1
Changes in valuation allowance	22.8	22.9
Foreign rate differential	(0.1)	0.2
Effective tax rate	0.2%	0.2%

Schedule of Deferred Taxes
The tax effects of significant items comprising the Company’s deferred taxes were as follows (in thousands):

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss	$96,423	$82,031
Credit carryforwards	14,162	10,143
Stock-based compensation	5,924	3,149
Lease liability	16,691	9,288
Reserves, accruals and other	1,774	1,152
Other	331	—
Total deferred tax assets	135,305	105,763
Valuation allowance	(120,873)	(96,044)
Total deferred tax assets, net	14,432	9,719
Deferred tax liabilities:
Fixed asset basis and other	—	(858)
ROU asset basis	(14,432)	(8,861)
Total deferred tax liabilities	(14,432)	(9,719)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefit were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Gross unrecognized tax benefits - beginning of year	$10,143	$6,971
Increases related to current year tax positions	3,759	3,129
Increases related to prior year tax positions	—	43
Gross unrecognized tax benefits - end of year	$13,902	$10,143